Form N-1A Cover	Aug. 26, 2025
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 26, 2025
Prospectus Date	Aug. 29, 2025